Morgan Stanley KLD Social Index Fund
LETTER TO THE SHAREHOLDERS / / NOVEMBER 30, 2001

Dear Shareholder:
Morgan Stanley KLD Social Index Fund commenced operations on July 13, 2001. The Fund seeks to deliver investment results that correspond, before expenses, to the total return of the KLD Large Cap Social Index -SM-, an index composed of medium- to large-capitalization stocks that meet certain social and environmental criteria.

The Fund bases its portfolio on the companies in the KLD Large Cap Social Index. The KLD Index begins with the Russell 1000-Registered Trademark- Index(1). Companies not meeting certain standards of social responsibility established by KLD Research & Analytics, Inc. (KLD) are then excluded, leaving only companies that have demonstrated a commitment to social and environmental concerns. To create the KLD Index, the KLD team begins by using a set of exclusionary screens to bar companies involved in alcohol, guns, tobacco, military contracting, nuclear power and firearms. Next they use a set of qualitative screens that examine a company's community relations, diversity, employee relations, the environment, non-U.S. operations and product quality and safety.

Market Overview
From the Fund's inception through the end of November, poor economic conditions and acts of terrorism affected the U.S. equity markets. While the overall economy continued to deteriorate, equity markets improved dramatically from the lows registered in late September. The third quarter of 2001 saw the U.S. economy growing at its slowest rate in eight years as capital spending plummeted. Announcements of company layoffs were cause for concern among consumers as well as investors. The September 11th attacks further eroded consumer confidence to its lowest level in more than five years as fears of more attacks lingered. Factory orders declined and companies continued to cut prices to increase consumer spending. The U.S. economy was stagnant for about a month before Americans gained renewed hope.

Even as a recession was being announced, the economic picture seemed to be improving. Retail sales rose dramatically, especially auto sales, driven by low-financing incentives. Consumer confidence numbers improved and home sales continued to increase. The optimism of the markets grew further as the campaign against terrorism progressed ahead of schedule. There have been four interest-rate cuts by the Federal Reserve Board since the Fund's inception, totaling 175 basis points, which should further accelerate the economy into recovery in 2002.

----------------
(1) Russell 1000-Registered Trademark- Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley KLD Social Index Fund
Letter to the Shareholders / / November 30, 2001 CONTINUED

Performance and Portfolio Strategy
For the period from inception through November 30, 2001, the Fund's Class A, B, C and D shares posted total returns of -6.10 percent, -6.40 percent, -6.40 percent and -6.00 percent, respectively. For the same period, the KLD Large Cap Social Index returned -5.92 percent, while the Standard & Poor's 500 Index(2) and the Russell 1000 Index returned -5.74 percent and -5.90 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund seeks to achieve its investment objective by fully replicating the KLD Index. As of November 30, 2001, more than 700 companies met KLD's broad-based environmental and social criteria and represented approximately 92 percent of the available U.S. market capitalization. Due to the Fund's strategy of replicating the KLD Index based on market capitalization, certain sectors are either under- or overrepresented in the Fund. As of November 30, 2001, the technology sector maintained the highest weighting of the Fund's portfolio, followed by finance, consumer services and health care. The transportation, consumer durables and energy sectors were among the lowest weightings.

Looking Ahead
The markets have recently shrugged off the bad news and focused on data indicating future strength in the U.S. economy. The Federal Reserve's monetary stimulus and the perception that the markets hit bottom on September 21st have fueled major indexes above pre-attack levels. Over the next 12 months, the U.S. economy is expected to recover from recession as a result of past tax reductions, tax rebates, current interest-rate levels and the proposed federal economic stimulus package. Lower energy prices are resulting in significant purchasing power added to the economy. Companies are expected to realize the effects of corporate restructuring, reduced payrolls and lower inventories on their bottom lines by the second half of 2002. The markets should continue to rally as signs of an economic recovery become more apparent. This new growth could shift spending priorities and potentially benefit the technology sector especially.

----------------
(2) The Standard & Poor's 500 Index (S&P 500-Registered Trademark-) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley KLD Social Index Fund
Letter to the Shareholders / / November 30, 2001 CONTINUED

We appreciate your ongoing support of Morgan Stanley KLD Social Index Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2001

NUMBER OF
 SHARES                                                 VALUE

----------------------------------------------------------------

           Common Stocks (98.5%)
           ADVERTISING/MARKETING SERVICES (0.5%)
     101   Catalina Marketing Corp.*...............  $     3,194
     222   Dun & Bradstreet Corp.*.................        7,606
     117   Harte-Hanks Inc.........................        2,925
   1,038   Interpublic Group of Companies, Inc.....       30,237
     161   Lamar Advertising Co.*..................        5,965
     513   Omnicom Group, Inc......................       44,046
     148   Valassis Communications, Inc.*..........        5,106
                                                     -----------
                                                          99,079
                                                     -----------
           AEROSPACE & DEFENSE (0.0%)
     431   Rockwell Collins........................        7,249
                                                     -----------
           AIR FREIGHT/COURIERS (0.5%)
     181   C.H. Robinson Worldwide, Inc............        5,030
     131   Expeditors International of Washington,
            Inc....................................        6,551
     850   FedEx Corp.*............................       38,981
     640   United Parcel Service, Inc. (Class B)...       35,981
                                                     -----------
                                                          86,543
                                                     -----------
           AIRLINES (0.4%)
     425   AMR Corp.*..............................        9,078
     148   Continental Airlines, Inc. (Class B)*...        3,401
     340   Delta Air Lines, Inc....................        9,853
     136   SkyWest, Inc............................        3,170
   2,108   Southwest Airlines Co...................       39,525
     147   UAL Corp................................        2,480
                                                     -----------
                                                          67,507
                                                     -----------
           ALTERNATIVE POWER GENERATION (0.1%)
     822   Calpine Corp.*..........................       17,722
                                                     -----------
           APPAREL/FOOTWEAR (0.2%)
     319   Cintas Corp.............................       13,634
      29   Columbia Sportswear Co.*................          927
     145   Liz Claiborne, Inc......................        7,247
     139   Reebok International Ltd.*..............        3,233

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

      57   Timberland Co. (Class A)*...............  $     1,982
     245   VF Corp.................................        9,305
                                                     -----------
                                                          36,328
                                                     -----------
           APPAREL/FOOTWEAR RETAIL (0.4%)
     137   American Eagle Outfitters, Inc.*........        3,348
     386   Foot Locker, Inc.*......................        6,230
   1,682   Gap, Inc. (The).........................       22,253
     290   Nordstrom, Inc..........................        5,490
      62   Payless ShoeSource, Inc.*...............        3,429
     768   TJX Companies, Inc. (The)...............       28,946
                                                     -----------
                                                          69,696
                                                     -----------
           AUTO PARTS: O.E.M. (0.3%)
     271   Autoliv, Inc............................        5,000
     409   Dana Corp...............................        5,603
   1,563   Delphi Automotive Systems Corp..........       21,444
     206   Gentex Corp.*...........................        4,915
     166   Lear Corp.*.............................        5,934
     362   Visteon Corp............................        4,996
                                                     -----------
                                                          47,892
                                                     -----------
           BEVERAGES: NON-ALCOHOLIC (1.5%)
   5,822   Coca-Cola Co............................      273,401
     246   Pepsi Bottling Group, Inc. (The)........       10,935
     232   PepsiAmericas, Inc......................        2,916
                                                     -----------
                                                         287,252
                                                     -----------
           BIOTECHNOLOGY (2.2%)
     213   Abgenix, Inc.*..........................        7,668
     106   Affymetrix, Inc.*.......................        3,839
     158   Alkermes, Inc.*.........................        3,852
   2,887   Amgen Inc.*.............................      191,783
     164   Applera Corp. - Celera Genomics
            Group*.................................        4,715
      76   Aviron*.................................        2,816
     124   Cephalon, Inc.*.........................        9,020
     145   COR Therapeutics, Inc.*.................        3,045
     112   CuraGen Corp.*..........................        2,661
     116   Enzon, Inc.*............................        6,799

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2001 CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

     504   Genzyme Corp. (General Division)*.......  $    27,528
     262   Gilead Sciences, Inc.*..................       18,919
     348   Human Genome Sciences, Inc.*............       14,793
     122   ICOS Corp.*.............................        7,381
     302   IDEC Pharmaceuticals Corp.*.............       21,231
     123   ImClone Systems, Inc.*..................        8,856
     145   Invitrogen Corp.*.......................        9,896
     201   Medarex, Inc.*..........................        4,671
     589   MedImmune, Inc.*........................       25,940
     602   Millennium Pharmaceuticals, Inc.*.......       20,522
      64   Myriad Genetics, Inc.*..................        3,641
      96   OSI Pharameceuticals Inc.*..............        4,654
     242   Protein Design Labs, Inc.*..............        9,121
     137   SICOR Inc.*.............................        2,313
     167   Vertex Pharmaceuticals, Inc.*...........        4,225
                                                     -----------
                                                         419,889
                                                     -----------
           BROADCASTING (0.5%)
   1,330   Clear Channel Communications, Inc.*.....       62,151
     103   Cox Radio, Inc. (Class A)*..............        2,398
      80   Emmis Communications Corp. (Class A)*...        1,326
      74   Entercom Communications Corp.*..........        3,273
     107   Entravision Communications Corp. (Class
            A)*....................................        1,284
      46   Hearst-Argyle Television, Inc.*.........          977
     263   Hispanic Broadcasting Corp.*............        5,747
     177   Radio One, Inc. (Class D)*..............        2,791
     456   Univision Communications, Inc. (Class
            A)*....................................       16,238
     191   Westwood One, Inc.*.....................        5,589
                                                     -----------
                                                         101,774
                                                     -----------
           BUILDING PRODUCTS (0.2%)
     164   American Standard Companies, Inc.*......       10,414
   1,273   Masco Corp..............................       26,644
                                                     -----------
                                                          37,058
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           CABLE/SATELLITE TV (1.2%)
     191   Adelphia Communications Corp. (Class
            A)*....................................  $     4,796
     243   Cablevision Systems Corp. (Class A)*....       10,216
     121   Cablevision Systems Corp. - Rainbow
            Media Group*...........................        2,511
     302   Charter Communications, Inc. (Class
            A)*....................................        4,645
   2,615   Comcast Corp. (Class A Special)*........       99,370
     587   EchoStar Communications Corp. (Class
            A)*....................................       15,538
     106   Insight Communications Co., Inc.*.......        2,115
   7,161   Liberty Media Corp. (Class A)*..........       94,167
      84   Mediacom Communications Corp.*..........        1,297
                                                     -----------
                                                         234,655
                                                     -----------
           CHEMICALS: MAJOR DIVERSIFIED (0.1%)
     181   Cabot Corp..............................        6,572
     430   Rohm & Haas Co..........................       15,265
                                                     -----------
                                                          21,837
                                                     -----------
           CHEMICALS: SPECIALTY (0.4%)
     630   Air Products & Chemicals, Inc...........       28,804
     362   Engelhard Corp..........................       10,118
     142   Lubrizol Corp. (The)....................        4,528
      66   OM Group, Inc...........................        4,009
     444   Praxair, Inc............................       23,496
     209   Sigma-Aldrich Corp......................        8,937
                                                     -----------
                                                          79,892
                                                     -----------
           COMMERCIAL PRINTING/ FORMS (0.1%)
     196   Deluxe Corp.............................        7,746
     301   Donnelley (R.R.) & Sons Co..............        8,819
                                                     -----------
                                                          16,565
                                                     -----------
           COMPUTER COMMUNICATIONS (2.6%)
     942   3Com Corp.*.............................        4,220
     785   Avaya Inc.*.............................        8,925

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2001 CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

     595   Brocade Communications Systems, Inc.*...  $    19,516
  20,261   Cisco Systems, Inc.*....................      414,337
     226   Emulex Corp.*...........................        7,370
     278   Extreme Networks, Inc.*.................        4,401
     326   Finisar Corp.*..........................        3,527
     237   Foundry Networks, Inc.*.................        2,370
      25   Inrange Technologies Corp. (Class B)*...          169
     694   Juniper Networks, Inc.*.................       17,059
      52   McDATA Corp. (Class A)*.................        1,306
     353   Redback Networks, Inc.*.................        1,476
                                                     -----------
                                                         484,676
                                                     -----------
           COMPUTER PERIPHERALS (0.9%)
   6,106   EMC Corp.*..............................      102,520
     355   Lexmark International, Inc.*............       18,343
     515   Maxtor Corp.*...........................        3,038
     793   Network Appliance, Inc.*................       12,260
     255   QLogic Corp.*...........................       12,610
     637   Quantum Corp. - DLT & Storage
            Systems*...............................        6,051
     288   Storage Technology Corp.*...............        6,149
                                                     -----------
                                                         160,971
                                                     -----------
           COMPUTER PROCESSING HARDWARE (5.5%)
     966   Apple Computer, Inc.*...................       20,576
   4,704   Compaq Computer Corp....................       47,746
   6,239   Dell Computer Corp.*....................      174,255
     497   Gateway, Inc.*..........................        4,672
   4,372   Hewlett-Packard Co......................       96,140
   4,810   International Business Machines Corp....      555,988
     252   NCR Corp.*..............................        9,684
   1,569   Palm, Inc.*.............................        5,476
   9,012   Sun Microsystems, Inc.*.................      128,331
                                                     -----------
                                                       1,042,868
                                                     -----------
           CONSTRUCTION MATERIALS (0.1%)
     260   Vulcan Materials Co.....................       12,025
                                                     -----------
           CONSUMER SUNDRIES (0.0%)
      71   Oakley, Inc.*...........................          927
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           CONTAINERS/PACKAGING (0.2%)
     138   Bemis Company, Inc......................  $     6,937
     149   Packaging Corp. of America*.............        2,607
     439   Pactiv Corp.*...........................        7,682
     231   Sealed Air Corp.*.......................       10,603
     263   Sonoco Products Co......................        6,472
                                                     -----------
                                                          34,301
                                                     -----------
           CONTRACT DRILLING (0.3%)
     384   ENSCO International Inc.................        7,726
     140   Helmerich & Payne, Inc..................        3,944
     361   Nabors Industries, Inc.*................       11,362
     371   Noble Drilling Corp.*...................       10,944
     184   Patterson-UTI Energy, Inc.*.............        3,726
     366   Pride International, Inc.*..............        4,685
     261   Rowan Companies, Inc.*..................        4,265
                                                     -----------
                                                          46,652
                                                     -----------
           DATA PROCESSING SERVICES (1.2%)
     249   Acxiom Corp.*...........................        3,217
   1,727   Automatic Data Processing, Inc..........       95,779
     151   Bisys Group, Inc. (The)*................        8,885
     354   Ceridian Corp.*.........................        6,478
     198   Certergy Inc.*..........................        5,825
     166   CheckFree Corp.*........................        2,807
   1,372   Concord EFS, Inc.*......................       41,133
     129   CSG Systems International, Inc.*........        3,993
     187   DST Systems, Inc.*......................        8,920
     516   Fiserv, Inc.*...........................       20,155
     878   Paychex, Inc............................       30,739
     103   Total System Services, Inc..............        2,096
                                                     -----------
                                                         230,027
                                                     -----------
           DEPARTMENT STORES (0.7%)
     791   Kohl's Corp.*...........................       53,669
     828   May Department Stores Co................       29,676
     728   Penney (J.C.) Co., Inc..................       18,448
     334   Saks, Inc.*.............................        2,739
     817   Sears, Roebuck & Co.....................       37,182
                                                     -----------
                                                         141,714
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2001 CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           DISCOUNT STORES (1.0%)
     314   Big Lots, Inc.*.........................  $     2,952
     202   BJ's Wholesale Club, Inc.*..............        9,090
   1,248   Costco Wholesale Corp.*.................       51,018
     739   Dollar General Corp.....................        9,976
     269   Dollar Tree Stores, Inc.*...............        7,543
     412   Family Dollar Stores, Inc...............       12,278
   1,356   Kmart Corp.*............................        8,272
   2,491   Target Corp.............................       93,512
                                                     -----------
                                                         194,641
                                                     -----------
           DRUGSTORE CHAINS (0.6%)
   1,088   CVS Corp................................       29,322
   2,817   Walgreen Co.............................       92,961
                                                     -----------
                                                         122,283
                                                     -----------
           ELECTRIC UTILITIES (0.4%)
     345   Allegheny Energy, Inc...................       12,023
      49   Aquila, Inc.*...........................          892
      73   Black Hills Corp........................        2,245
     350   DPL, Inc................................        8,225
     104   IDACORP, Inc............................        3,881
     939   Mirant Corp.*...........................       22,921
     216   OGE Energy Corp.........................        4,724
      86   Orion Power Holdings, Inc.*.............        2,236
     280   Potomac Electric Power Co...............        5,911
     238   Puget Energy Inc........................        4,617
     309   UtiliCorp United, Inc...................        7,944
                                                     -----------
                                                          75,619
                                                     -----------
           ELECTRICAL PRODUCTS (0.5%)
     452   American Power Conversion Corp.*........        6,220
     176   Capstone Turbine Corp.*.................          824
     242   Cooper Industries, Inc..................        9,886
   1,186   Emerson Electric Co.....................       64,115
     254   Energizer Holdings, Inc.*...............        4,699
     134   Hubbell, Inc. (Class B).................        3,649
     388   Molex Inc...............................       11,151
     162   Power-One, Inc.*........................        1,617
                                                     -----------
                                                         102,161
                                                     -----------
           ELECTRONIC COMPONENTS (0.4%)
     201   Cree, Inc.*.............................        4,997

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

     411   Jabil Circuit, Inc.*....................  $    10,809
     237   Kemet Corp.*............................        4,005
     188   SanDisk Corp.*..........................        2,668
     887   Sanmina Corp.*..........................       18,982
   1,720   Solectron Corp.*........................       25,284
     332   Vishay Intertechnology, Inc.*...........        6,102
                                                     -----------
                                                          72,847
                                                     -----------
           ELECTRONIC DISTRIBUTORS (0.2%)
     273   Arrow Electronics, Inc.*................        7,513
     325   Avnet, Inc..............................        7,719
     120   CDW Computer Centers, Inc.*.............        6,553
     204   Ingram Micro Inc. (Class A)*............        3,142
     141   Tech Data Corp.*........................        6,459
                                                     -----------
                                                          31,386
                                                     -----------
           ELECTRONIC EQUIPMENT/ INSTRUMENTS (0.5%)
     528   Acterna Corporation*....................        1,647
     198   Diebold, Inc............................        7,680
   3,130   JDS Uniphase Corp.*.....................       31,550
     627   Symbol Technologies, Inc................       10,421
     246   Tektronix, Inc.*........................        5,530
     361   Waters Corp.*...........................       13,195
   1,925   Xerox Corp..............................       16,170
                                                     -----------
                                                          86,193
                                                     -----------
           ELECTRONIC PRODUCTION EQUIPMENT (0.8%)
     346   Amkor Technology, Inc.*.................        5,387
   2,250   Applied Materials, Inc.*................       89,437
     513   KLA-Tencor Corp.*.......................       25,768
     342   Lam Research Corp.*.....................        7,497
     177   Mentor Graphics Corp.*..................        4,013
     372   Novellus Systems, Inc.*.................       14,162
     168   Synopsys, Inc.*.........................        9,245
                                                     -----------
                                                         155,509
                                                     -----------
           ELECTRONICS/APPLIANCE STORES (0.3%)
     456   Best Buy Co., Inc.*.....................       32,554
      85   Blockbuster, Inc. (Class A).............        2,235

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2001 CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

     542   Circuit City Stores, Inc. - Circuit City
            Group..................................  $     9,512
     513   RadioShack Corp.........................       14,856
                                                     -----------
                                                          59,157
                                                     -----------
           ELECTRONICS/ APPLIANCES (0.1%)
     211   Maytag Corp.............................        6,104
     155   Whirlpool Corp..........................       10,193
                                                     -----------
                                                          16,297
                                                     -----------
           ENGINEERING & CONSTRUCTION (0.0%)
      67   Quanta Services, Inc.*..................        1,042
     114   Shaw Group Inc. (The)*..................        3,065
                                                     -----------
                                                           4,107
                                                     -----------
           FINANCE/RENTAL/ LEASING (3.1%)
     253   Allied Capital Corp.....................        6,398
     577   Capital One Financial Corp..............       28,867
     328   Countrywide Credit Industries, Inc......       13,933
   2,822   Fannie Mae..............................      221,809
   1,928   Freddie Mac.............................      127,576
     114   GATX Corp...............................        3,211
   1,283   Household International, Inc............       75,684
   1,980   MBNA Corp...............................       63,835
     790   Providian Financial Corp................        2,109
     104   United Rentals, Inc.*...................        2,264
     451   USA Education Inc.......................       38,367
                                                     -----------
                                                         584,053
                                                     -----------
           FINANCIAL CONGLOMERATES (2.0%)
   3,661   American Express Co.....................      120,484
      88   Investors Financial Services Corp.......        5,810
   5,496   J.P. Morgan Chase & Co..................      207,309
      99   Leucadia National Corp..................        2,657
      39   Liberty Financial Co., Inc..............        1,301
     900   State Street Corp.......................       47,106
       4   Wesco Financial Corp....................        1,240
                                                     -----------
                                                         385,907
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           FINANCIAL PUBLISHING/ SERVICES (0.4%)
      75   Advent Software, Inc.*..................  $     3,751
     540   McGraw-Hill Companies, Inc. (The).......       30,510
     436   Moody's Corp............................       15,116
     191   SEI Investments Co......................        7,735
     743   SunGard Data Systems Inc.*..............       20,849
                                                     -----------
                                                          77,961
                                                     -----------
           FOOD DISTRIBUTORS (0.3%)
     348   Supervalu, Inc..........................        7,889
   1,861   SYSCO Corp..............................       45,762
                                                     -----------
                                                          53,651
                                                     -----------
           FOOD RETAIL (0.8%)
   1,122   Albertson's, Inc........................       37,654
   2,243   Kroger Co.*.............................       56,793
   1,322   Safeway Inc.*...........................       58,908
      47   Weis Markets, Inc.......................        1,316
     133   Whole Foods Market, Inc.*...............        5,707
                                                     -----------
                                                         160,378
                                                     -----------
           FOOD: MAJOR DIVERSIFIED (2.0%)
     607   Campbell Soup Co........................       17,791
     788   General Mills, Inc......................       38,888
     965   Heinz (H.J.) Co.........................       36,786
     666   Kellogg Co..............................       19,640
   4,892   PepsiCo, Inc............................      237,898
     747   Ralston Purina Group....................       24,748
                                                     -----------
                                                         375,751
                                                     -----------
           FOOD: MEAT/FISH/DAIRY (0.0%)
     206   Hormel Foods Corp.......................        5,158
                                                     -----------
           FOOD: SPECIALTY/CANDY (0.3%)
     260   Hershey Foods Corp......................       17,020
     190   McCormick & Co., Inc.
            (Non-Voting)...........................        8,170
      58   Tootsie Roll Industries, Inc............        2,218
     433   Wrigley (Wm.) Jr. Co....................       21,884
                                                     -----------
                                                          49,292
                                                     -----------
           FOREST PRODUCTS (0.0%)
     140   Plum Creek Timber Co., Inc..............        3,972
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2001 CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           GAS DISTRIBUTORS (0.3%)
     181   Equitable Resources, Inc................  $     5,884
     380   KeySpan Corp............................       12,589
     230   Kinder Morgan, Inc......................       11,254
     218   National Fuel Gas Co....................        4,879
     126   Nicor Inc...............................        4,910
     571   NiSource Inc............................       11,934
     210   Questar Corp............................        4,885
                                                     -----------
                                                          56,335
                                                     -----------
           HOME BUILDING (0.1%)
     167   Centex Corp.............................        7,547
     271   Clayton Homes, Inc......................        3,848
     154   D.R. Horton, Inc........................        4,315
     143   Lennar Corp.............................        5,320
      87   Pulte Homes, Inc........................        3,415
                                                     -----------
                                                          24,445
                                                     -----------
           HOME FURNISHINGS (0.2%)
     543   Leggett & Platt, Inc....................       11,751
     702   Newell Rubbermaid, Inc..................       18,006
                                                     -----------
                                                          29,757
                                                     -----------
           HOME IMPROVEMENT CHAINS (2.1%)
      80   Fastenal Co.............................        4,823
   6,460   Home Depot, Inc. (The)..................      301,424
   2,133   Lowe's Companies, Inc...................       96,646
                                                     -----------
                                                         402,893
                                                     -----------
           HOSPITAL/NURSING MANAGEMENT (0.1%)
     678   Health Management Associates, Inc.
            (Class A)*.............................       13,228
     285   Manor Care, Inc.*.......................        6,655
     105   Orthodontic Centers of America, Inc.*...        2,965
     128   Universal Health Services, Inc. (Class
            B)*....................................        5,364
                                                     -----------
                                                          28,212
                                                     -----------
           HOTELS/RESORTS/ CRUISELINES (0.0%)
     172   Extended Stay America, Inc.*............        2,700
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           HOUSEHOLD/PERSONAL CARE (3.3%)
     102   Alberto-Culver Co. (Class B)............  $     4,439
     622   Avon Products, Inc......................       29,694
     478   Clorox Co...............................       18,891
   1,553   Colgate-Palmolive Co....................       90,633
     286   Estee Lauder Companies, Inc. (The)
            (Class A)..............................        9,544
   2,918   Gillette Co.............................       95,419
     221   International Flavors & Fragrances,
            Inc....................................        6,774
   1,473   Kimberly-Clark Corp.....................       85,684
   3,585   Procter & Gamble Co. (The)..............      277,694
                                                     -----------
                                                         618,772
                                                     -----------
           INDUSTRIAL CONGLOMERATES (0.8%)
     417   Ingersoll-Rand Co.......................       17,468
   1,096   Minnesota Mining & Manufacturing Co.....      125,580
      78   SPX Corp................................        9,477
                                                     -----------
                                                         152,525
                                                     -----------
           INDUSTRIAL MACHINERY (0.2%)
      20   Global Power Equipment Group Inc.*......          288
     643   Illinois Tool Works Inc.................       39,448
                                                     -----------
                                                          39,736
                                                     -----------
           INDUSTRIAL SPECIALTIES (0.2%)
      66   Cabot Microelectronics Corp.*...........        4,578
     353   Ecolab, Inc.............................       13,202
     130   Millipore Corp..........................        7,761
     365   Sherwin-Williams Co.....................       10,216
     137   Valspar Corp. (The).....................        5,409
                                                     -----------
                                                          41,166
                                                     -----------
           INFORMATION TECHNOLOGY SERVICES (0.8%)
     511   Citrix Systems, Inc.*...................       11,431
   1,295   Electronic Data Systems Corp............       89,640
     178   Henry (Jack) & Associates, Inc..........        4,252
     127   Infonet Services Corp. (Class B)*.......          226

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2001 CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

      80   National Instruments Corp.*.............  $     2,896
     702   PeopleSoft, Inc.*.......................       24,507
     152   Reynolds & Reynolds Co. (Class A).......        3,827
     148   RSA Security, Inc.*.....................        2,353
     161   StorageNetworks, Inc.*..................        1,106
     176   Wind River Systems, Inc.*...............        3,027
                                                     -----------
                                                         143,265
                                                     -----------
           INSURANCE BROKERS/ SERVICES (0.6%)
     632   AON Corp................................       22,645
     172   ChoicePoint Inc.*.......................        8,101
     223   Gallagher (Arthur J.) & Co..............        8,139
     762   Marsh & McLennan Companies, Inc.........       81,511
                                                     -----------
                                                         120,396
                                                     -----------
           INTEGRATED OIL (0.3%)
   1,729   Conoco Inc..............................       47,323
      99   Murphy Oil Corp.........................        7,119
                                                     -----------
                                                          54,442
                                                     -----------
           INTERNET RETAIL (0.0%)
     505   Amazon.com, Inc.*.......................        5,717
                                                     -----------
           INTERNET SOFTWARE/ SERVICES (0.5%)
     839   BEA Systems, Inc.*......................       14,087
     578   BroadVision, Inc.*......................        1,740
     313   CNET Networks, Inc.*....................        2,344
     194   Earthlink, Inc.*........................        2,871
      96   Internet Security Systems, Inc.*........        3,111
     243   Interwoven, Inc.*.......................        2,182
     311   KPMG Consulting, Inc.*..................        5,144
     468   Openwave Systems Inc.*..................        5,125
     245   RealNetworks, Inc.*.....................        1,612
     126   Retek, Inc.*............................        3,597
   1,019   Siebel Systems, Inc.*...................       22,775
     556   VeriSign, Inc.*.........................       20,772
     679   Vignette Corp.*.........................        3,673
     926   Yahoo! Inc.*............................       14,418
                                                     -----------
                                                         103,451
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           INVESTMENT BANKS/ BROKERS (1.3%)
     302   AmeriTrade Holding Corp. (Class A)*.....  $     1,800
     702   E*TRADE Group, Inc.*....................        5,616
     221   Edwards (A.G.), Inc.....................        9,415
     601   Goldman Sachs Group, Inc. (The).........       53,429
      89   Instinet Group, Inc.*...................          779
      88   Investment Technology Group, Inc.*......        5,060
     241   Knight Trading Group, Inc.*.............        2,805
     118   LaBranche & Co., Inc.*..................        3,687
     175   Legg Mason, Inc.........................        8,269
   2,311   Merrill Lynch & Co., Inc................      115,758
   3,022   Schwab (Charles) Corp...................       43,396
                                                     -----------
                                                         250,014
                                                     -----------
           INVESTMENT MANAGERS (0.4%)
      38   BlackRock, Inc.*........................        1,474
     161   Eaton Vance Corp........................        5,197
     219   Federated Investors, Inc.
            (Class B)..............................        6,439
     479   Franklin Resources, Inc.................       17,124
      27   John Nuveen Co. (The) (Class A).........        1,337
     156   Neuberger Berman Inc....................        6,174
     290   Price (T.) Rowe Group, Inc..............        9,193
     607   Stilwell Financial, Inc.................       14,398
     207   Waddell & Reed Financial, Inc. (Class
            A).....................................        5,591
                                                     -----------
                                                          66,927
                                                     -----------
           LIFE/HEALTH INSURANCE (0.7%)
   1,455   AFLAC, Inc..............................       39,867
      28   American National Insurance Co..........        2,213
     424   Jefferson-Pilot Corp....................       18,868
     520   Lincoln National Corp...................       24,804
     174   Protective Life Corp....................        4,893
     137   The MONY Group Inc......................        4,291
     347   Torchmark Corp..........................       13,689
     593   UnumProvident Corp......................       15,299
                                                     -----------
                                                         123,924
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2001 CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           MAJOR BANKS (3.4%)
   3,227   Bank One Corp...........................  $   120,819
   1,175   BB&T Corp...............................       40,126
     494   Comerica, Inc...........................       25,372
     695   Huntington Bancshares, Inc..............       11,252
   1,175   KeyCorp.................................       26,908
   1,321   Mellon Financial Corp...................       49,392
   1,662   National City Corp......................       46,536
     799   PNC Financial Services Group, Inc.......       46,302
     377   Popular, Inc............................       10,809
     941   SouthTrust Corp.........................       23,026
     697   SunTrust Banks, Inc.....................       44,092
   4,749   Wells Fargo & Co........................      203,257
                                                     -----------
                                                         647,891
                                                     -----------
           MAJOR TELECOMMUNICATIONS (6.2%)
     866   ALLTEL Corp.............................       56,359
   9,724   AT&T Corp...............................      170,073
   5,181   BellSouth Corp..........................      199,469
     470   NTL Inc.*...............................          870
   9,324   SBC Communications, Inc.................      348,531
   1,969   Sprint Corp. (FON Group)................       42,905
   7,487   Verizon Communications Inc..............      351,889
                                                     -----------
                                                       1,170,096
                                                     -----------
           MANAGED HEALTH CARE (0.9%)
     392   Aetna Inc...............................       12,219
     639   Caremark Rx, Inc.*......................        9,585
     414   CIGNA Corp..............................       37,769
     240   First Health Group Corp.*...............        5,772
     251   Health Net Inc.*........................        5,020
     470   Humana, Inc.............................        5,913
     273   Oxford Health Plans, Inc.*..............        7,865
     101   Trigon Healthcare, Inc.*................        6,530
     878   UnitedHealth Group Inc..................       62,733
     175   Wellpoint Health Networks, Inc.*........       20,633
                                                     -----------
                                                         174,039
                                                     -----------
           MEDIA CONGLOMERATES (3.7%)
  11,791   AOL Time Warner Inc.*...................      411,506
   5,783   Disney (Walt) Co. (The).................      118,378

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

   3,685   Viacom, Inc. (Class B)
            (Non-Voting)*..........................  $   160,850
                                                     -----------
                                                         690,734
                                                     -----------
           MEDICAL DISTRIBUTORS (0.4%)
     272   Amerisource Bergen Corp.................       16,181
     162   Andrx Group*............................       11,959
      95   Henry Schein, Inc.*.....................        3,819
     789   McKesson HBOC, Inc......................       29,406
     135   Patterson Dental Co.*...................        5,175
      57   Priority Healthcare Corp. (Class B)*....        1,883
                                                     -----------
                                                          68,423
                                                     -----------
           MEDICAL SPECIALTIES (2.6%)
     292   Apogent Technologies Inc.*..............        7,125
     584   Applera Corp. - Applied Biosystems
            Group..................................       19,330
     131   Bard (C.R.), Inc........................        8,263
   1,639   Baxter International, Inc...............       85,228
     153   Beckman Coulter, Inc....................        6,411
     713   Becton, Dickinson & Co..................       24,149
     742   Biomet, Inc.............................       20,769
     870   Boston Scientific Corp.*................       23,142
     317   Cytyc Corp.*............................        7,747
     127   DENTSPLY International, Inc.............        5,914
     850   Guidant Corp.*..........................       41,489
     124   Hillenbrand Industries, Inc.............        6,527
     116   Inhale Therapeutic Systems, Inc.*.......        1,888
   3,345   Medtronic, Inc..........................      158,152
      87   ResMed, Inc.*...........................        5,090
     237   St. Jude Medical, Inc.*.................       17,657
     372   Stryker Corp............................       20,427
      92   Varian Medical Systems, Inc.*...........        6,348
     530   Zimmer Holdings, Inc.*..................       17,098
                                                     -----------
                                                         482,754
                                                     -----------
           MEDICAL/NURSING SERVICES (0.1%)
     230   DaVita, Inc.*...........................        5,210
     257   Lincare Holdings, Inc.*.................        7,638
                                                     -----------
                                                          12,848
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2001 CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           MISCELLANEOUS COMMERCIAL
           SERVICES (0.2%)
     473   Convergys Corp.*........................  $    15,718
     200   Exult Inc.*.............................        3,256
     102   Iron Mountain Inc.*.....................        4,417
     368   Sabre Holdings Corp.*...................       12,766
                                                     -----------
                                                          36,157
                                                     -----------
           MISCELLANEOUS MANUFACTURING (0.1%)
      86   Mettler-Toledo International Inc.*......        4,237
     121   Pentair, Inc............................        4,286
      93   Teleflex, Inc...........................        3,943
                                                     -----------
                                                          12,466
                                                     -----------
           MOTOR VEHICLES (0.2%)
     837   Harley-Davidson, Inc....................       44,009
                                                     -----------
           MOVIES/ENTERTAINMENT (0.0%)
     100   Metro-Goldwyn-Mayer Inc.*...............        1,783
      45   Pixar, Inc.*............................        1,603
                                                     -----------
                                                           3,386
                                                     -----------
           MULTI-LINE INSURANCE (3.1%)
   6,375   American International Group, Inc.......      525,300
     656   Hartford Financial Services Group, Inc.
            (The)..................................       38,835
     139   HCC Insurance Holdings, Inc.............        3,789
     353   Safeco Corp.............................       11,352
                                                     -----------
                                                         579,276
                                                     -----------
           OFFICE EQUIPMENT/ SUPPLIES (0.3%)
     270   Avery Dennison Corp.....................       14,575
     164   Hon Industries, Inc.....................        4,198
     210   Miller (Herman), Inc....................        4,591
     683   Pitney Bowes, Inc.......................       28,331
     204   Steelcase, Inc. (Class A)...............        2,901
                                                     -----------
                                                          54,596
                                                     -----------
           OIL & GAS PIPELINES (0.2%)
   1,385   Williams Companies, Inc. (The)..........       37,007
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           OIL & GAS PRODUCTION (0.6%)
     694   Anardarko Petroleum Corp................  $    36,019
     347   Apache Corp.............................       15,959
     331   Devon Energy Corp.......................       11,383
     289   EOG Resources, Inc......................       10,109
      78   Forest Oil Corp.*.......................        2,031
      60   Mitchell Energy & Development Corp.
            (Class A)..............................        3,029
     108   Newfield Exploration Co.*...............        3,337
     157   Noble Affiliates, Inc...................        5,134
     471   Ocean Energy, Inc.......................        8,346
     272   Pioneer Natural Resources Co.*..........        4,556
     148   Pogo Producing Co.......................        3,500
     322   XTO Energy Inc..........................        5,233
                                                     -----------
                                                         108,636
                                                     -----------
           OIL REFINING/MARKETING (0.1%)
     220   Sunoco, Inc.............................        8,043
     169   Valero Energy Corp......................        5,915
                                                     -----------
                                                          13,958
                                                     -----------
           OILFIELD SERVICES/ EQUIPMENT (0.3%)
     929   Baker Hughes Inc........................       30,629
     142   Cooper Cameron Corp.*...................        5,203
     175   Global Industries Ltd.*.................        1,122
     284   Grant Prideco, Inc.*....................        2,513
     195   Hanover Compressor Co.*.................        5,045
     224   National-Oilwell, Inc.*.................        3,750
     168   Tidewater, Inc..........................        4,788
     208   Varco International, Inc.*..............        2,943
     292   Weatherford International, Inc.*........        9,773
                                                     -----------
                                                          65,766
                                                     -----------
           OTHER CONSUMER SERVICES (0.3%)
     506   Block (H.&R.), Inc......................       20,159
     158   DeVry, Inc.*............................        4,106
     389   eBay, Inc.*.............................       26,479
      23   Expedia, Inc. (Class A)*................          824
     194   Homestore.com, Inc.*....................          710
      21   Hotel Reservations Network, Inc. (Class
            A)*....................................          727

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2001 CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

     786   Service Corp. International*............  $     4,614
      27   Travelocity.com Inc.*...................          576
                                                     -----------
                                                          58,195
                                                     -----------
           PACKAGED SOFTWARE (6.2%)
     666   Adobe Systems, Inc......................       21,365
     149   Autodesk, Inc...........................        5,543
     649   BMC Software, Inc.*.....................       10,871
     688   Cadence Design Systems, Inc.*...........       16,409
   1,264   Computer Associates International,
            Inc....................................       42,053
     920   Compuware Corp.*........................       10,230
     753   i2 Technologies, Inc.*..................        4,322
     179   Informatica Corp.*......................        2,382
     478   Intuit Inc.*............................       20,984
     112   Macrovision Corp.*......................        3,885
     140   Manugistics Group, Inc.*................        1,652
     200   Mercury Interactive Corp.*..............        6,158
     202   Micromuse Inc.*.........................        3,208
  12,098   Microsoft Corp.* **.....................      776,813
  11,619   Oracle Corp.*...........................      163,015
     731   Parametric Technology Corp.*............        6,396
     399   Peregine Systems, Inc.*.................        6,204
      91   Quest Software, Inc.*...................        2,212
     562   Rational Software Corp.*................       10,678
     322   Sybase Inc.*............................        4,637
     205   Symantec Corp.*.........................       13,319
     169   TIBCO Software, Inc.*...................        2,128
   1,100   Veritas Software Corp.*.................       42,779
                                                     -----------
                                                       1,177,243
                                                     -----------
           PERSONNEL SERVICES (0.1%)
     210   Manpower, Inc...........................        6,840
     427   Robert Half International, Inc.*........       11,508
     218   TMP Worldwide, Inc.*....................        9,001
                                                     -----------
                                                          27,349
                                                     -----------
           PHARMACEUTICALS: GENERIC DRUGS (0.2%)
      53   Barr Laboratories, Inc.*................        3,872
     435   IVAX Corp.*.............................        8,961
     362   Mylan Laboratories, Inc.................       12,482

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

     293   Watson Pharmaceuticals, Inc.*...........  $     8,769
                                                     -----------
                                                          34,084
                                                     -----------
           PHARMACEUTICALS: MAJOR (5.6%)
   8,383   Johnson & Johnson.......................      488,310
   6,369   Merck & Co., Inc........................      431,500
   4,049   Schering-Plough Corp....................      144,671
                                                     -----------
                                                       1,064,481
                                                     -----------
           PHARMACEUTICALS: OTHER (0.5%)
     364   Allergan, Inc...........................       27,478
     488   Forest Laboratories, Inc.*..............       34,550
     486   King Pharmaceuticals, Inc.*.............       19,362
      84   Medicis Pharmaceutical Corp. (Class
            A)*....................................        4,964
     215   Sepracor, Inc.*.........................       10,729
                                                     -----------
                                                          97,083
                                                     -----------
           PROPERTY - CASUALTY INSURERS (0.6%)
      88   21st Century Insurance Group............        1,596
      13   Alleghany Corp.*........................        2,480
     117   American Financial Group, Inc...........        2,876
     485   Chubb Corp. (The).......................       33,979
     374   Cincinnati Financial Corp...............       14,433
      54   Erie Indemnity Co. (Class A)............        2,009
      71   Mercury General Corp....................        3,106
     175   Progressive Corp. (The).................       25,643
     593   St. Paul Companies, Inc.................       27,918
      58   Transatlantic Holdings, Inc.............        5,222
                                                     -----------
                                                         119,262
                                                     -----------
           PUBLISHING: BOOKS/ MAGAZINES (0.0%)
     107   Meredith Corp...........................        3,649
                                                     -----------
           PUBLISHING: NEWSPAPERS (0.3%)
     215   Belo (A.H.) Corp. (Series A)............        3,844
     130   Dow Jones & Co., Inc....................        6,581
      63   McClatchy Co. (The) (Class A)...........        2,832

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2001 CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

     441   New York Times Co. (The) (Class A)......  $    20,043
      84   Scripps (E.W.) Co. (Class A)............        5,363
     525   Tribune Co..............................       18,953
      10   Washington Post Co. (The) (Class B).....        5,100
                                                     -----------
                                                          62,716
                                                     -----------
           PULP & PAPER (0.1%)
     134   Boise Cascade Corp......................        4,293
     131   Bowater, Inc............................        6,300
     274   Mead Corp...............................        8,472
     239   Westvaco Corp...........................        6,838
                                                     -----------
                                                          25,903
                                                     -----------
           RAILROADS (0.1%)
   1,064   Norfolk Southern Corp...................       20,631
                                                     -----------
           REAL ESTATE DEVELOPMENT (0.1%)
     278   Catellus Development Corp.*.............        4,962
     197   Security Capital Group Inc. (Class
            B)*....................................        4,186
      77   St. Joe Co. (The).......................        2,087
                                                     -----------
                                                          11,235
                                                     -----------
           REAL ESTATE INVESTMENT TRUSTS (1.1%)
     194   AMB Property Corp.......................        4,947
     182   Apartment Investment & Management Co.
            (Class A)..............................        8,099
     334   Archstone-Smith Trust...................        8,744
     160   Arden Realty, Inc.......................        4,120
     168   Avalonbay Communities, Inc..............        8,123
     195   Boston Properties, Inc..................        7,254
     161   CarrAmerica Realty Corp.................        4,653
     245   Crescent Real Estate Equities Co........        4,263
     357   Duke Realty Corp........................        8,768
   1,136   Equity Office Properties Trust..........       33,853
     740   Equity Residential Properties Trust.....       21,423
     145   General Growth Properties, Inc..........        5,764
     143   Health Care Property Investors, Inc.....        5,311

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

     156   Hospitality Properties Trust............  $     4,279
     565   Host Marriott Corp......................        4,757
     242   iStar Financial Inc.....................        6,137
     152   Kimco Realty Corp.......................        7,539
     195   Liberty Property Trust..................        5,663
     119   Mack-Cali Realty Corp...................        3,487
     241   New Plan Excel Realty Trust.............        4,524
     343   ProLogis Trust..........................        7,529
     250   Public Storage, Inc.....................        8,500
     159   Rouse Co. (The).........................        4,651
     346   Simon Property Group, Inc...............        9,996
     179   Vornado Realty Trust....................        7,035
                                                     -----------
                                                         199,419
                                                     -----------
           RECREATIONAL PRODUCTS (0.3%)
     242   Brunswick Corp..........................        4,767
     212   Callaway Golf Co........................        3,381
     347   Electronic Arts Inc.*...................       20,980
   1,192   Mattel, Inc.............................       21,945
                                                     -----------
                                                          51,073
                                                     -----------
           REGIONAL BANKS (2.6%)
   1,025   AmSouth Bancorporation..................       18,778
     183   Associated Banc-Corp....................        6,271
     139   BancWest Corp...........................        4,832
     381   Banknorth Group, Inc....................        8,272
     106   City National Corp......................        4,616
      77   Commerce Bancorp, Inc...................        5,756
     183   Commerce Bancshares, Inc................        6,895
     354   Compass Bancshares, Inc.................        9,569
     143   Cullen/Frost Bankers, Inc...............        4,025
   1,355   Fifth Third Bancorp.....................       81,422
     355   First Tennessee National Corp...........       12,773
     128   First Virginia Banks, Inc...............        6,111
     218   FirstMerit Corp.........................        5,515
     210   Fulton Financial Corp...................        4,492
     438   Hibernia Corp. (Class A)................        7,174
     232   M&T Bank Corp...........................       16,356
     285   Marshall & Ilsley Corp..................       17,508
     197   Mercantile Bankshares Corp..............        8,158
     570   National Commerce Financial Corp........       13,680
     448   North Fork Bancorporation, Inc..........       13,570

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2001 CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

     546   Northern Trust Corp.....................  $    31,581
     165   Old National Bancorp....................        4,135
     221   Pacific Century Financial Corp..........        5,569
      82   Provident Financial Group, Inc..........        1,860
     630   Regions Financial Corp..................       18,125
     229   Sky Financial Group, Inc................        4,479
     680   Synovus Financial Corp..................       15,980
     218   TCF Financial Corp......................       10,017
     127   Trustmark Corp..........................        3,065
   5,443   U.S. Bancorp............................      103,308
     379   Union Planters Corp.....................       16,452
     216   Valley National Bancorp.................        6,813
      80   Wilmington Trust Corp...................        4,848
     255   Zions Bancorporation....................       12,311
                                                     -----------
                                                         494,316
                                                     -----------
           RESTAURANTS (0.8%)
     327   Darden Restaurants, Inc.................       10,052
     114   Krispy Kreme Doughnuts, Inc.*...........        4,247
   3,579   McDonald's Corp.........................       96,060
     194   Outback Steakhouse, Inc.*...............        6,037
   1,052   Starbucks Corp.*........................       18,641
     253   Wendy's International, Inc..............        7,193
                                                     -----------
                                                         142,230
                                                     -----------
           SAVINGS BANKS (0.8%)
     127   Astoria Financial Corp..................        6,308
     620   Charter One Financial, Inc..............       17,081
     233   Dime Bancorp, Inc.......................        8,043
     201   Golden State Bancorp Inc................        4,999
     355   Golden West Financial Corp..............       18,354
     236   GreenPoint Financial Corp...............        8,458
     120   Hudson City Bancorp, Inc................        2,976
      68   People's Bank...........................        1,450
     683   Sovereign Bancorp, Inc..................        7,547
     160   Washington Federal, Inc.................        3,931
   2,429   Washington Mutual, Inc..................       75,979
     136   Webster Financial Corp..................        4,152
                                                     -----------
                                                         159,278
                                                     -----------
           SEMICONDUCTORS (6.2%)
     874   Advanced Micro Devices, Inc.*...........       11,851
   1,661   Agere Systems, Inc. (Class A)*..........        8,571
   1,007   Altera Corp.*...........................       22,919

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

     948   Analog Devices, Inc.*...................  $    40,290
   1,121   Atmel Corp.*............................        9,248
     525   Broadcom Corp. (Class A)*...............       23,095
     168   Cirrus Logic, Inc.*.....................        2,236
     684   Conexant Systems, Inc.*.................       10,185
     327   Cypress Semiconductor Corp.*............        7,528
     296   Integrated Device Technology, Inc.*.....        8,726
  18,617   Intel Corp..............................      608,031
     173   International Rectifier Corp.*..........        5,789
     282   Intersil Holding Corp. (Class A)*.......        9,422
     246   Lattice Semiconductor Corp.*............        4,777
     880   Linear Technology Corp..................       36,106
     942   LSI Logic Corp.*........................       15,308
     854   Maxim Integrated Products, Inc.*........       46,808
     170   Micrel, Inc.*...........................        4,974
     363   Microchip Technology Inc.*..............       13,108
   1,491   Micron Technology, Inc.*................       40,496
     480   National Semiconductor Corp.*...........       14,462
     282   NVIDIA Corp.*...........................       15,408
     454   PMC - Sierra, Inc.*.....................       10,347
     170   Semtech Corp.*..........................        6,548
   4,803   Texas Instruments, Inc..................      153,936
     255   Transmeta Corp.*........................          689
     507   Vitesse Semiconductor Corp.*............        6,180
     873   Xilinx, Inc.*...........................       31,524
                                                     -----------
                                                       1,168,562
                                                     -----------
           SERVICES TO THE HEALTH INDUSTRY (0.2%)
     196   AdvancePCS*.............................        5,427
      69   Cerner Corp.*...........................        3,651
     815   IMS Health Inc..........................       16,691
     228   Omnicare, Inc...........................        4,875
     106   Pharmaceutical Product Development,
            Inc.*..................................        2,557
     295   Quintiles Transnational Corp.*..........        4,882
     719   WebMD Corp.*............................        3,739
                                                     -----------
                                                          41,822
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2001 CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           SPECIALTY INSURANCE (0.4%)
     251   Ambac Financial Group, Inc..............  $    14,076
     237   Fidelity National Financial, Inc........        5,382
      19   Markel Corp.*...........................        3,482
     410   MBIA, Inc...............................       20,881
     261   MGIC Investment Corp....................       15,282
     123   PMI Group, Inc. (The)...................        7,767
     223   Radian Group, Inc.......................        8,541
                                                     -----------
                                                          75,411
                                                     -----------
           SPECIALTY STORES (0.6%)
     235   AutoZone, Inc.*.........................       15,816
     128   Barnes & Noble, Inc.*...................        3,955
     799   Bed Bath & Beyond Inc.*.................       25,944
     223   Borders Group, Inc.*....................        4,293
     823   Office Depot, Inc.*.....................       13,291
   1,265   Staples, Inc.*..........................       22,264
     404   Tiffany & Co............................       11,635
     549   Toys 'R' Us, Inc.*......................       11,809
     122   Williams-Sonoma, Inc.*..................        4,741
                                                     -----------
                                                         113,748
                                                     -----------
           SPECIALTY TELECOMMUNICATIONS (0.2%)
     467   American Tower Corp. (Class A)*.........        4,110
     390   CenturyTel, Inc.........................       13,182
     737   Citizens Communications Co.*............        7,215
     526   Crown Castle International Corp.*.......        5,728
     828   Level 3 Communications, Inc.*...........        4,620
   1,500   McLeodUSA Inc. (Class A)*...............          840
   1,177   Metromedia Fiber Network, Inc. (Class
            A)*....................................          659
     159   Time Warner Telecom Inc. (Class A)*.....        2,258
      51   West Corp.*.............................        1,278
   1,272   Williams Communications Group, Inc.*....        3,104
                                                     -----------
                                                          42,994
                                                     -----------
           STEEL (0.1%)
     215   Nucor Corp..............................       10,638
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           TELECOMMUNICATION EQUIPMENT (1.7%)
   2,184   ADC Telecommunications, Inc.*...........  $     9,697
     224   Advanced Fibre Communications, Inc.*....        4,364
     904   CIENA Corp.*............................       16,046
     474   Comverse Technology, Inc.*..............       10,139
   2,574   Corning Inc.............................       24,273
     701   Corvis Corp.*...........................        2,145
   9,425   Lucent Technologies Inc.................       68,991
     276   ONI Systems Corp.*......................        1,965
     230   Polycom, Inc.*..........................        7,942
   2,096   QUALCOMM Inc.*..........................      123,077
     364   RF Micro Devices, Inc.*.................        8,827
     451   Scientific-Atlanta, Inc.................       12,127
     421   Sonus Networks, Inc.*...................        2,029
     383   Sycamore Networks, Inc.*................        2,007
     127   Tekelec*................................        2,466
   1,132   Tellabs, Inc.*..........................       17,297
      25   Tellium Inc.*...........................          174
      98   UTStarcom, Inc.*........................        2,346
                                                     -----------
                                                         315,912
                                                     -----------
           TOOLS/HARDWARE (0.1%)
     225   Black & Decker Corp.....................        8,334
     160   Snap-On, Inc............................        5,008
     224   Stanley Works (The).....................        9,361
                                                     -----------
                                                          22,703
                                                     -----------
           TRUCKS/CONSTRUCTION/FARM
           MACHINERY (0.2%)
      93   Cummins Inc.............................        3,372
     650   Deere & Co..............................       25,994
                                                     -----------
                                                          29,366
                                                     -----------
           WATER UTILITIES (0.0%)
     214   American Water Works Co., Inc...........        8,828
                                                     -----------
           WHOLESALE DISTRIBUTORS (0.1%)
     476   Genuine Parts Co........................       16,041
     208   Grainger (W.W.), Inc....................        9,734
                                                     -----------
                                                          25,775
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2001 CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           WIRELESS COMMUNICATIONS (0.9%)
   5,850   AT&T Wireless Services Inc.*............  $    81,725
   1,430   Nextel Communications, Inc.
            (Class A)*.............................       15,330
     124   Nextel Partners, Inc. (Class A)*........        1,193
   1,792   Sprint Corp. (PCS Group)*...............       44,710
     162   TeleCorp PCS, Inc. (Class A)*...........        2,028
     142   Telephone & Data Systems, Inc...........       12,780
      95   Triton PCS Holdings, Inc. (Class A)*....        2,860
      42   United States Cellular Corp.*...........        1,865
     167   Western Wireless Corp.
            (Class A)*.............................        4,103
                                                     -----------
                                                         166,594
                                                     -----------
           Total Common Stocks
            (COST $19,797,568).....................   18,638,641
                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS                                              VALUE

----------------------------------------------------------------

           Short-Term Investment (1.0%)
           Repurchase Agreement
 $   180   Joint repurchase agreement account
            2.129% due 12/03/01 (a) (dated
            11/30/01; proceeds $180,032)
            (COST $180,000)........................  $   180,000
                                                     -----------

  Total Investments
   (COST $19,977,568) (b).................    99.5%  18,818,641
  Other Assets in Excess of Liabilities...     0.5      100,267
                                            ------  -----------
  Net Assets..............................   100.0% $18,918,908
                                            ======  ===========

---------------------------------------------------

   *    NON-INCOME PRODUCING SECURITY.
   ** A PORTION OF THIS SECURITY IS SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS.
   (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY
        OBLIGATIONS.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $654,349 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,813,276, RESULTING IN NET UNREALIZED DEPRECIATION OF $1,158,927.

FUTURES CONTRACTS OPEN AT NOVEMBER 30, 2001:
                                      DESCRIPTION,      UNDERLYING
                                        DELIVERY           FACE
      NUMBER OF           LONG/          MONTH,           AMOUNT          UNREALIZED
      CONTRACTS           SHORT         AND YEAR         AT VALUE        APPRECIATION
--------------------------------------------------------------------------------------
          4                LONG      S&P 500 Index       $228,000          $18,928
                                     EMINI
                                     December/2001
          1                LONG      NASDAQ 100            31,960               41
                                     Index EMINI
                                     December/2001
                                                                           -------
                          Total unrealized appreciation.............       $18,969
                                                                           =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
NOVEMBER 30, 2001

Assets:
Investments in securities, at value (cost
 $19,977,568).....................................  $18,818,641
Cash..............................................         848
Receivable for:
  Investments sold................................      69,619
  Shares of beneficial interest sold..............      32,848
  Dividends.......................................      13,478
Deferred offering costs...........................      72,504
Prepaid expenses and other assets.................         208
Receivable from affiliate.........................      68,087
                                                    ----------
    Total Assets..................................  19,076,233
                                                    ----------
Liabilities:
Payable for:
  Investments purchased...........................      10,508
  Distribution fee................................       5,386
  Variation margin on futures contracts...........         643
Accrued expenses and other payables...............      68,284
Offering costs....................................      72,504
                                                    ----------
    Total Liabilities.............................     157,325
                                                    ----------
    Net Assets....................................  $18,918,908
                                                    ==========
Composition of Net Assets:
Paid-in-capital...................................  $20,131,151
Net unrealized depreciation.......................  (1,139,958)
Undistributed net investment income...............      71,640
Net realized loss.................................    (143,925)
                                                    ----------
    Net Assets....................................  $18,918,908
                                                    ==========
Class A Shares:
Net Assets........................................    $328,647
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      34,996
    Net Asset Value Per Share.....................  $     9.39
                                                    ==========
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $     9.91
                                                    ==========
Class B Shares:
Net Assets........................................  $4,413,103
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     471,474
    Net Asset Value Per Share.....................  $     9.36
                                                    ==========
Class C Shares:
Net Assets........................................    $543,534
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      58,047
    Net Asset Value Per Share.....................  $     9.36
                                                    ==========
Class D Shares:
Net Assets........................................  $13,633,624
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................   1,450,930
    Net Asset Value Per Share.....................  $     9.40
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
Financial Statements CONTINUED

Statement of Operations
FOR THE PERIOD JULY 13, 2001* THROUGH NOVEMBER 30, 2001

Net Investment Income
Income
Interest..........................................  $    8,042
Dividends.........................................      71,613
                                                    ----------
    Total Income..................................      79,655
                                                    ----------
Expenses
Offering costs....................................      45,476
Professional fees.................................      33,060
Investment management fee.........................      29,020
KLD license fee...................................      20,038
Distribution fee (Class A shares).................         219
Distribution fee (Class B shares).................      23,462
Distribution fee (Class C shares).................       1,421
Shareholder reports and notices...................      11,537
Registration fees.................................       6,716
Custodian fees....................................       2,455
Transfer agent fees and expenses..................       1,937
Other.............................................       2,254
                                                    ----------
    Total Expenses................................     177,595
Less: amounts waived/reimbursed...................    (152,493)
                                                    ----------
    Net Expenses..................................      25,102
                                                    ----------
    Net Investment Income.........................      54,553
                                                    ----------

Net Realized and Unrealized Gain (Loss):
Net realized loss on:
  Investments.....................................    (126,223)
  Futures contracts...............................     (17,702)
                                                    ----------
    Net Loss......................................    (143,925)
                                                    ----------
Net unrealized appreciation/depreciation on:
  Investments.....................................  (1,158,927)
  Futures contracts...............................      18,969
                                                    ----------
    Net Depreciation..............................  (1,139,958)
                                                    ----------
    Net Loss......................................  (1,283,883)
                                                    ----------
Net Decrease......................................  $(1,229,330)
                                                    ==========

---------------------

*    COMMENCEMENT OF OPERATIONS.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
Financial Statements CONTINUED

Statement of Changes in Net Assets

                                                          FOR THE PERIOD
                                                      JULY 13, 2001* THROUGH
                                                        NOVEMBER 30, 2001
                                                    --------------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income.............................         $    54,553
Net realized loss.................................            (143,925)
Net unrealized depreciation.......................          (1,139,958)
                                                           -----------

    Net Decrease..................................          (1,229,330)

Net increase from transactions in shares of
 beneficial interest..............................          20,048,238
                                                           -----------

    Net Increase..................................          18,818,908
Net Assets:
Beginning of period...............................             100,000
                                                           -----------
End of Period (Including undistributed net
 investment income of $71,640)....................         $18,918,908
                                                           ===========
---------------------

* COMMENCEMENT OF OPERATIONS.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2001

1. Organization and Accounting Policies
Morgan Stanley KLD Social Index Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide investment results that before expenses correspond to the total return of the KLD Large Cap Social Index ("KLD Index"). The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of the value of its net assets in common stocks of companies included in the KLD Index. The Fund was organized as a Massachusetts business trust on April 6, 2001 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Investment Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on July 13, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (5) short-term debt securities having a maturity date of

Morgan Stanley KLD Social Index Fund
Notes to Financial Statements / / November 30, 2001 CONTINUED

more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract, which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations

Morgan Stanley KLD Social Index Fund
Notes to Financial Statements / / November 30, 2001 CONTINUED

which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes, are reported as distributions of paid-in-capital.

H. Offering Costs -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of $117,980 which will be reimbursed by the Fund for the full amount thereof. Such expenses were deferred and are being amortized on the straight-line method over a period of approximately one year or less from the commencement of operations.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the average net assets of the Fund determined as of the close of each business day.

The Investment Manager has agreed to waive its fee and assume all operating expenses (except for distribution fees) until such time as the Fund has $50 million of net assets or December 31, 2002, whichever occurs first. Thereafter, the Investment Manager has agreed to assume all operating expenses (except for distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annual basis exceeds 0.60% of the daily net assets of the Fund. At November 30, 2001, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents expense reimbursements due to the Fund.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon

Morgan Stanley KLD Social Index Fund
Notes to Financial Statements / / November 30, 2001 CONTINUED

redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, totaled approximately $256,000 at November 30, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the period ended November 30, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended November 30, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of approximately $600 and $30, respectively and received approximately $15,600 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended November 30, 2001 aggregated $20,476,150 and $551,027, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

At November 30, 2001, an affiliate of the Investment Manager owned 1,422,508 Class D shares of beneficial interest.

5. Federal Income Tax Status
At November 30, 2001, the Fund had a net capital loss carryover of approximately $20,000 which will be available through November 30, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $97,000 during fiscal 2001.

As of November 30, 2001, the Fund had temporary book/tax differences attributable to post-October losses, the mark-to-market of open futures contracts and capital loss deferrals on wash sales and permanent book/tax

Morgan Stanley KLD Social Index Fund
Notes to Financial Statements / / November 30, 2001 CONTINUED

differences attributable to a nondeductible expense. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and undistributed net investment income was credited $17,087.

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                               FOR THE PERIOD
                                               JULY 13, 2001*
                                                  THROUGH
                                             NOVEMBER 30, 2001
                                          ------------------------
                                            SHARES       AMOUNT
                                          ----------  ------------
CLASS A SHARES
Sold....................................      32,496  $    313,502
                                          ----------  ------------
CLASS B SHARES
Sold....................................   2,476,207    24,433,481
Redeemed................................  (2,007,233)  (19,900,307)
                                          ----------  ------------
Net increase -- Class B.................     468,974     4,533,174
                                          ----------  ------------
CLASS C SHARES
Sold....................................      55,882       528,640
Redeemed................................        (335)       (2,941)
                                          ----------  ------------
Net increase -- Class C.................      55,547       525,699
                                          ----------  ------------
CLASS D SHARES
Sold....................................   1,856,262    18,375,863
Redeemed................................    (407,832)   (3,700,000)
                                          ----------  ------------
Net increase -- Class D.................   1,448,430    14,675,863
                                          ----------  ------------
Net increase in Fund....................   2,005,447  $ 20,048,238
                                          ==========  ============

---------------------

*    COMMENCEMENT OF OPERATIONS.

7. Purposes Of And Risks Relating To Certain Financial Instruments
The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the KLD Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the KLD Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counter parties to meet the terms of their contracts.

At November 30, 2001, the Fund had outstanding futures contracts.

Morgan Stanley KLD Social Index Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

                                                FOR THE PERIOD JULY 13, 2001*
                                                 THROUGH NOVEMBER 30, 2001**
                                --------------------------------------------------------------
                                  CLASS A          CLASS B          CLASS C          CLASS D
                                  SHARES           SHARES           SHARES           SHARES
                                -----------      -----------      -----------      -----------
Selected Per Share Data:
Net asset value, beginning of
 period.......................    $10.00           $10.00           $10.00           $ 10.00
                                  ------           ------           ------           -------
Loss from investment
 operations:
  Net investment income.......      0.03             0.00             0.00              0.04
  Net realized and unrealized
   loss.......................     (0.64)           (0.64)           (0.64)            (0.64)
                                  ------           ------           ------           -------
Total loss from investment
 operations...................     (0.61)           (0.64)           (0.64)            (0.60)
                                  ------           ------           ------           -------
Net asset value, end of
 period.......................    $ 9.39           $ 9.36           $ 9.36           $  9.40
                                  ======           ======           ======           =======
Total Return+(1)..............     (6.10)%          (6.40)%          (6.40)%           (6.00)%
Ratios to Average Net
 Assets(2)(3)(4):
Expenses......................      0.25%            1.00%            1.00%             0.00%
Net investment income.........      0.85%            0.10%            0.10%             1.10%
Supplemental Data:
Net assets, end of period, in
 thousands....................      $329           $4,413             $544           $13,634
Portfolio turnover rate(1)....         3%               3%               3%                3%

---------------------

 *   COMMENCEMENT OF OPERATIONS.
** THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS FOR THE PERIOD ENDED NOVEMBER 30, 2001 WOULD HAVE BEEN 2.35% AND (1.25)%, RESPECTIVELY, FOR CLASS A; 3.10% AND (2.00)%, RESPECTIVELY, FOR CLASS B; 3.10% AND (2.00)%, RESPECTIVELY, FOR CLASS C; AND 2.10% AND (1.00)%, RESPECTIVELY, FOR CLASS D.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley KLD Social Index Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley KLD Social Index Fund (the "Fund"), including the portfolio of investments, as of November 30, 2001, and the related statements of operations and changes in net assets, and the financial highlights for the period July 13, 2001 (commencement of operations) to November 30, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley KLD Social Index Fund as of November 30, 2001, the results of its operations, the changes in its net assets and the financial highlights for the period July 13, 2001 (commencement of operations) to November 30, 2001, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
JANUARY 10, 2002

Morgan Stanley KLD Social Index Fund
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                            Number of
                                             Term of                                                         Funds in
                                           Office and                                                          Fund
                           Position(s)      Length of                                                        Complex
Name, Age and Address of    Held with         Time                                                           Overseen
   Independent Trustee     Registrant        Served*      Principal Occupation(s) During Past 5 Years      by Trustee**
-------------------------  -----------   ---------------  -------------------------------------------  --------------------
Michael Bozic (60)         Trustee       Trustee since    Retired; Director or Trustee of the Morgan                 99
c/o Mayer, Brown & Platt                 April 1994       Stanley Funds and the TCW/DW Term Trusts;
Counsel to the                                            formerly Vice Chairman of Kmart Corporation
Independent Trustees                                      (December 1998-October 2000), Chairman and
1675 Broadway                                             Chief Executive Officer of Levitz Furniture
New York, NY                                              Corporation (November 1995-November 1998)
                                                          and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (69)         Trustee       Trustee since    Director or Trustee of the Morgan Stanley                  99
c/o Summit Ventures LLC                  January 1993     Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974); formerly Astronaut,
                                                          Space Shuttle Discovery (April 12-19,
                                                          1985); Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (67)       Trustee       Trustee since    Retired; Director or Trustee of the Morgan                 99
c/o Mayer, Brown & Platt                 September 1997   Stanley Funds and the TCW/DW Term Trusts;
Counsel to the                                            formerly associated with the Allstate
Independent Trustees                                      Companies (1966-1994), most recently as
1675 Broadway                                             Chairman of The Allstate Corporation (March
New York, NY                                              1993-December 1994) and Chairman and Chief
                                                          Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Michael Bozic (60)         Director of Weirton Steel
c/o Mayer, Brown & Platt   Corporation.
Counsel to the
Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (69)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial
201 S. Main Street         loan corporation), United Space
Salt Lake City, UT         Alliance (joint venture between
                           Lockheed Martin and the Boeing
                           Company) and Nuskin Asia Pacific
                           (multilevel marketing); member of
                           the board of various civic and
                           charitable organizations.
Wayne E. Hedien (67)       Director of The PMI Group Inc.
c/o Mayer, Brown & Platt   (private mortgage insurance);
Counsel to the             Trustee and Vice Chairman of The
Independent Trustees       Field Museum of Natural History;
1675 Broadway              director of various other business
New York, NY               and charitable organizations.

Morgan Stanley KLD Social Index Fund
Trustee and Officer Information CONTINUED

                                                                                                           Number of
                                            Term of                                                         Funds in
                                           Office and                                                         Fund
                           Position(s)     Length of                                                        Complex
Name, Age and Address of    Held with         Time                                                          Overseen
   Independent Trustee     Registrant       Served*      Principal Occupation(s) During Past 5 Years      by Trustee**
-------------------------  -----------   --------------  -------------------------------------------  --------------------
Dr. Manuel H. Johnson      Trustee       Trustee since   Chairman of the Audit Committee and                        99
(52)                                     July 1991       Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and the TCW/DW Term Trusts; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
1133 Connecticut Avenue,                                 a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Washington, D.C.                                         (G7C), an international economic
                                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (65)     Trustee       Trustee since   Chairman of the Insurance Committee and                   115
c/o Triumph Capital, L.P.                July 1991       Director or Trustee of the Morgan Stanley
237 Park Avenue                                          Funds and the TCW/DW Term Trusts;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).
John L. Schroeder (71)     Trustee       Trustee since   Retired; Chairman of the Derivatives                       99
c/o Mayer, Brown & Platt                 April 1994      Committee and Director or Trustee of the
Counsel to the                                           Morgan Stanley Funds and the TCW/DW Term
Independent Trustees                                     Trusts; formerly Executive Vice President
1675 Broadway                                            and Chief Investment Officer of the Home
New York, NY                                             Insurance Company (August 1991-September
                                                         1995).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(52)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
1133 Connecticut Avenue,   of the Financial Accounting
N.W.                       Standards Board).
Washington, D.C.
Michael E. Nugent (65)     Director of various business
c/o Triumph Capital, L.P.  organizations.
237 Park Avenue
New York, NY
John L. Schroeder (71)     Director of Citizens Communications
c/o Mayer, Brown & Platt   Company (telecommunications
Counsel to the             company).
Independent Trustees
1675 Broadway
New York, NY

Morgan Stanley KLD Social Index Fund
Trustee and Officer Information CONTINUED

Interested Trustees:

                                                                                                                 Number of
                                                      Term of                                                     Funds in
                                Position(s)         Office and                                                  Fund Complex
Name, Age and Address of         Held with           Length of                                                  Overseen by
   Management Trustee           Registrant         Time Served*    Principal Occupation(s) During Past 5 Years   Trustee**
-------------------------   -------------------   ---------------  -------------------------------------------  ------------
Charles A. Fiumefreddo      Chairman, Director    Trustee since    Chairman, Director or Trustee and Chief              99
(68)                        or Trustee and        July 1991        Executive Officer of the Morgan Stanley
c/o Morgan Stanley Trust    Chief Executive                        Funds and the TCW/DW Term Trusts; formerly
Harborside Financial        Officer                                Chairman, Chief Executive Officer and
Center,                                                            Director of the Investment Manager, the
Plaza Two,                                                         Distributor and Morgan Stanley Services,
Jersey City, NJ                                                    Executive Vice President and Director of
                                                                   Morgan Stanley DW, Chairman and Director of
                                                                   the Transfer Agent, and Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries (until June 1998).
James F. Higgins (53)       Trustee               Trustee since    Chairman of the Individual Investor Group            99
c/o Morgan Stanley Trust                          June 2000        of Morgan Stanley (since August 2000);
Harborside Financial                                               Director of the Transfer Agent, the
Center,                                                            Distributor and Dean Witter Realty Inc.;
Plaza Two,                                                         Director or Trustee of the Morgan Stanley
Jersey City, NJ                                                    Funds and the TCW/DW Term Trusts (since
                                                                   June 2000); previously President and Chief
                                                                   Operating Officer of the Private Client
                                                                   Group of Morgan Stanley (May 1999-August
                                                                   2000), President and Chief Operating
                                                                   Officer of Individual Securities of Morgan
                                                                   Stanley (February 1997-May 1999).
Philip J. Purcell (58)      Trustee               Trustee since    Director or Trustee of the Morgan Stanley            99
1585 Broadway                                     April 1994       Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/
                                                                   or officer of various Morgan Stanley
                                                                   subsidiaries.


Name, Age and Address of
   Management Trustee      Other Directorships Held by Trustee
-------------------------  -----------------------------------
Charles A. Fiumefreddo     None
(68)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (53)      None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (58)     Director of American Airlines, Inc.
1585 Broadway              and its parent company, AMR
New York, NY               Corporation.

----------------------------

  *  EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS
     ELECTED.
 ** THE FUND COMPLEX INCLUDES ALL FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley KLD Social Index Fund
Trustee and Officer Information CONTINUED

Officers:

                                                                                        Term of
                                                 Position(s)                          Office and
     Name, Age and Address of                     Held with                            Length of
         Executive Officer                       Registrant                          Time Served*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (48)               President                            President since May 1999
1221 Avenue of the Americas
New York, NY
Barry Fink (46)                      Vice President, Secretary and        Vice President, Secretary and
c/o Morgan Stanley Trust             General Counsel                      General Counsel since February 1997
Harborside Financial Center,
Plaza Two
Jersey City, NJ
Thomas F. Caloia (55)                Treasurer                            Over 5 years
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two
Jersey City, NJ
Alice S. Weiss (52)                  Vice President                       Since the Fund's inception (2001)
1221 Avenue of the Americas
New York, NY


     Name, Age and Address of
         Executive Officer           Principal Occupation(s) During Past 5 Years
-----------------------------------  -------------------------------------------
Mitchell M. Merin (48)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman and
                                     Chief Executive Officer (since June 1998)
                                     and Director (since January 1998) of the
                                     Transfer Agent; Director of various Morgan
                                     Stanley subsidiaries; President of the
                                     Morgan Stanley Funds and TCW/DW Term Trusts
                                     (since May 1999); Trustee of various Van
                                     Kampen investment companies (since December
                                     1999); previously Chief Strategic Officer
                                     of the Investment Manager and Morgan
                                     Stanley Services and Executive Vice
                                     President of the Distributor (April
                                     1997-June 1998), Vice President of the
                                     Morgan Stanley Funds (May 1997-April 1999),
                                     and Executive Vice President of Morgan
                                     Stanley.
Barry Fink (46)                      General Counsel (since May 2000) and
c/o Morgan Stanley Trust             Managing Director (since December 2000) of
Harborside Financial Center,         Morgan Stanley Investment Management;
Plaza Two                            Managing Director (since December 2000),
Jersey City, NJ                      and Secretary and General Counsel (since
                                     February 1997) and Director (since July
                                     1998) of the Investment Manager and Morgan
                                     Stanley Services; Assistant Secretary of
                                     Morgan Stanley DW; Vice President,
                                     Secretary and General Counsel of the Morgan
                                     Stanley Funds and TCW/DW Term Trusts (since
                                     February 1997); Vice President and
                                     Secretary of the Distributor; previously,
                                     Senior Vice President, Assistant Secretary
                                     and Assistant General Counsel of the
                                     Investment Manager and Morgan Stanley
                                     Services.
Thomas F. Caloia (55)                First Vice President and Assistant
c/o Morgan Stanley Trust             Treasurer of the Investment Manager, the
Harborside Financial Center,         Distributor and Morgan Stanley Services;
Plaza Two                            Treasurer of the Morgan Stanley Funds.
Jersey City, NJ
Alice S. Weiss (52)                  Vice President and Portfolio Manager of the
1221 Avenue of the Americas          Investment Manager.
New York, NY

----------------------------

  *  EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS
     ELECTED.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Alice Weiss
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please read the prospectus of the Fund. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

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Morgan Stanley
KLD Social Index Fund


ANNUAL REPORT
NOVEMBER 30, 2001